Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivatives
Derivatives

Note 7:    Derivatives

The Company entered into an interest rate swap on October 22, 2018 to manage its exposure to changes in the interest rates related to its term loan (“Term Loan Facility”) following the Amendment discussed in Note 6: Debt. The swap is not designated as a hedging instrument and is reported at fair value with changes in fair value reported directly in earnings. The Company’s hedge consists of interest rate swaps, which was used to mitigate interest rate risk.

Under the terms of the agreement, the Company entered into a three-year fixed-for-floating interest rate swap agreement with Nomura Global Financial Products, Inc. for a fixed notional amount of $200.0 million to swap the variable rate portion of interest payments tied to the one-month LIBOR under its term loans for fixed interest payments. The swap effectively locked in an average of a three-year forward curve for the one-month LIBOR at a fixed rate of 3.0335%, resulting in a total interest rate on the $200.0 million notional of 10.2835%. The agreement expires on October 31, 2021. See Note 6: Debt for additional disclosures about the Company’s Term Loan Facility.

The following table discloses the fair value, as determined using Level 2 inputs, and balance sheet location of the Company’s derivative instrument:

	Balance Sheet	September 30,	December 31,
Dollars in thousands	Location	2021	2020
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$461	$4,782

The following table discloses the effect of the Company’s derivative instrument on the unaudited Condensed Consolidated Statements of Operations for the nine months ended September 30, 2021 and 2020:

	For the nine months ended
	September 30,
Dollars in thousands	2021	2020
Other (income) expense, net	$(899)	$4,324

Note 7:   Derivatives

The Company entered into an interest rate swap on October 22, 2018 to manage its exposure to changes in the interest rates related to its term loan (“Term B Facility”) following the Amendment discussed in Note 6: Debt. The swap is not designated as a hedging instrument and is reported at fair value with changes in fair value reported directly in earnings. The Company’s hedge consists of interest rate swaps, which was used to mitigate interest rate risk.

Under the terms of the agreement, the Company entered into a three-year fixed-for-floating interest rate swap agreement with Nomura Global Financial Products, Inc. for a fixed notional amount of $200.0 million to swap the variable rate portion of interest payments tied to the one-month LIBOR under its term loans for fixed interest payments. The swap effectively locked in an average of a three-year forward curve for the one-month LIBOR at a fixed rate of 3.0335%, resulting in a total interest rate on the $200.0 million notional of 10.2835%. The agreement expires on October 31, 2021. See Note 6: Debt for additional disclosures about the Company’s Term B Facility.

The following table discloses the fair value, as determined using Level 2 inputs, and balance sheet location of the Company’s derivative instrument:

	Balance Sheet	December 31,	December 31,
Dollars in thousands	Location	2020	2019
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$4,782	$5,253

The following table discloses the effect of the Company’s derivative instrument on the Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018:

	For the years ended
	December 31,
Dollars in thousands	2020	2019	2018
Other expense, net	$4,341	$3,946	$3,012